Income Tax (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Deferred tax asset to be recovered	¥ 122,924	¥ 124,394
Deferred tax liabilities:
Deferred tax liabilities to be recovered	(3,849)	(5,087)
Deferred tax assets - net	119,075	119,307	¥ 103,091
After more than 12 months [member]
Deferred tax assets:
Deferred tax asset to be recovered	72,875	87,341
Deferred tax liabilities:
Deferred tax liabilities to be recovered	(2,611)	(3,574)
Within one year [member]
Deferred tax assets:
Deferred tax asset to be recovered	50,049	37,053
Deferred tax liabilities:
Deferred tax liabilities to be recovered	¥ (1,238)	¥ (1,513)